COMMITMENTS (Details) - USD ($)	12 Months Ended	14 Months Ended
	Mar. 31, 2015	Sep. 30, 2013
Minimum annual royalty pursuant to license agreement, year three and beyond	$ 10,000
Licensing Agreements [Member]
Maximum proceeds from patent prosecution cost	$ 50,000
Term of license agreement (years)	10 years
Term of license agreement renewals (years)	2 years
Total fees pursuant to license agreement		$ 50,000
Royalties owed as percent of sale price of products developed using licensed intellectual property	0.50%